SERVICE INVENTORIES	6 Months Ended
Jun. 30, 2024
Inventory Disclosure [Abstract]
SERVICE INVENTORIES

4. SERVICE INVENTORIES

The following table summarizes the service inventories for the period end dates as set forth below (in US$ thousands):

	June 30,	December 31,
	2024	2023

Spare parts and consumables	$68,033	$66,615
Chemicals	27,833	31,819
Total	$95,866	$98,434